Interest and Loan Related Income, Net (Tables)	12 Months Ended
Dec. 31, 2021
Interest and Fee Income, Loans and Leases [Abstract]
Summary of Interest and Loan Related Income
The following table summarizes interest and loan related income, net, for the years ended December 31 (in thousands):

	2021	2020	2019
Interest and loan related income, gross	$349,029	$322,165	$267,166
Amortization of loan origination costs	—	(31,940)	(38,968)
Interest and loan related income, net	$349,029	$290,225	$228,198